Fair Value measurements - Financial Instruments Valuation (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Derivative
Asset position	$ 438	$ 0
Significant Other Observable Inputs (Level 2)
Derivative
Asset position	438	0
Interest rate swaps | Significant Other Observable Inputs (Level 2)
Derivative
Asset position	$ 438	$ 0